WARRANTS (Details Narrative) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Class of Warrant or Right [Line Items]
Exercise price per share	$ 11.50
Expire term	5 years
Share redemption trigger price	$ 18.00
Redemption price per public warrant	0.01
Common Class A [Member]
Class of Warrant or Right [Line Items]
Exercise price per share	$ 18.00
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding (in Shares)	12,000,000
Adjusted exercise price of warrants percent	115.00%
Warrant redemption price per share percentage	180.00%
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding (in Shares)		8,700,000
Exercise price per share	$ 1.00
Private Placement Warrants [Member] | Common Class A [Member]
Class of Warrant or Right [Line Items]
Exercise price per share	$ 11.50